Investments - Company's Combined Proportionate Share of Major Components of Financial Statements (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Current assets	$ 13,366	$ 10,745
Current liabilities	9,743	8,529
Net income	677	1,632
Equity Method Investee [Member]
Schedule of Equity Method Investments [Line Items]
Current assets	1,510	1,680
Non-current assets	1,748	3,573
Current liabilities	873	1,266
Long-term liabilities	835	994
Sales	3,384	4,142
Cost of goods sold & expenses	3,140	3,949
Net income	$ 244	$ 193